Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Revolving Repayment Card Loans (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans (Gross write-offs)	¥ 780
Modification of collection condition by relief of contract condition (Gross write-offs)	138
Total—revolving repayment card loans (Gross write-offs)	918
Total— origination year (excluding revolving repayment card loans) (Gross write-offs)	62,275
Total— financial assets measured at amortized cost (Gross write-offs)	63,193
Performing
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans	72,353	¥ 166,392
Modification of collection condition by relief of contract condition	0	0
Total—revolving repayment card loans	72,353	166,392
Total— origination year (excluding revolving repayment card loans)	4,785,497	4,518,503
Total— financial assets measured at amortized cost	4,857,850	4,684,895
Non-Performing
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans	0	1,588
Modification of collection condition by relief of contract condition	0	3,655
Total—revolving repayment card loans	0	5,243
Total— origination year (excluding revolving repayment card loans)	109,381	93,608
Total— financial assets measured at amortized cost	¥ 109,381	¥ 98,851